Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of Tax Liabilities
12.31.2018		12.31.2017
Non-current
Facilities payment plans	—		505,256

Total	—		505,256

Current
Income tax expense	368,221,928		496,476,565
Value added tax	94,335,822		221,280,756
Turnover tax	47,093,466		56,928,469
Other taxes, withholdings and perceptions	269,899,035		71,447,375

Total	779,550,251		846,133,165